The Fund believes that each director and officer, with one exception, filed all requisite reports with the Commission on a timely basis during 2020. Dr. McGahran purchased shares of the Fund on July 1 and July 2, and reporting was transposed, causing the July 1 transaction to be reported on the day after the deadline.